Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of earnings before income taxes

years ended December 31 (in millions)	2012	2011	2010

Domestic	$625	$626	$(191)
Foreign	5,100	3,042	5,027

Total earnings before income taxes	$5,725	$3,668	$4,836

Schedule of components of income taxes

years ended December 31 (in millions)	2012	2011	2010

Current
Domestic	$94	$177	$987
Foreign	252	390	408

Total current taxes	$346	$567	$1,395

Deferred
Domestic	$89	$(198)	$(624)
Foreign	15	(134)	(113)

Total deferred taxes	104	(332)	(737)

Total income taxes	$450	$235	$658

Schedule of effective tax rate reconciliation

years ended December 31 (in millions)	2012	2011	2010

Statutory tax rate	35.0%	35.0%	35.0%
Benefit of lower tax rates and tax exemptions, primarily in Puerto Rico	(23.5)	(25.4)	(22.5)
Resolution of certain tax positions pertaining to prior years	(3.4)	(11.2)	—
Effect of non-deductible litigation loss accrual	0.6	12.9	—
Puerto Rico excise tax credit	(1.2)	(3.2)	—
State taxes, net of federal benefit	0.1	0.3	0.2
All other, net	0.3	(2.0)	0.9

Effective tax rate	7.9%	6.4%	13.6%

Schedule of deferred tax assets and liabilities

as of December 31 (in millions)	2012	2011

Deferred tax assets
Compensation and employee benefits	$295	$290
Trade receivable reserves	412	371
Inventory reserves	42	49
Deferred intercompany profit	777	592
State income taxes	106	125
Other	1,039	1,196

Total deferred tax assets	$2,671	$2,623

Deferred tax liabilities
Depreciation	—	(20)
Other, primarily the excess of book basis over tax basis of intangible assets	(857)	(983)

Total deferred tax liabilities	(857)	(1,003)

Net deferred tax asset	$1,814	$1,620

Schedule of unrecognized tax benefits

years ended December 31 (in millions)	2012	2011	2010

January 1	$1,039	$1,645	$1,319
Increase due to current year tax positions	370	294	346
Increase due to prior year tax positions	1	149	110
Decrease due to current year tax positions	—	(15)	—
Decrease due to prior year tax positions	(220)	(604)	(48)
Settlements	(50)	(430)	(82)

December 31	$1,140	$1,039	$1,645